Income Taxes (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Taxes Details
Deferred Tax Benefit	$ 69,145	$ 4,438
Allowance	(69,145)	(4,438)
Net Deferred Tax Benefit